EQUITY (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, Outstanding at beginning of year | shares	165,000
Number of shares, Forfeited | shares	(100,000)
Number of shares, Warrants outstanding at end of year | shares	65,000
Number of shares, Warrants exercisable at end of year | shares	31,250
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 4.65
Weighted average exercise price, Forfeited | $ / shares	4.80
Weighted average exercise price, Warrants outstanding at end of year | $ / shares	4.43
Weighted average exercise price, Warrants exercisable at end of year | $ / shares	$ 4.40